Borrowings, Other Debts and Derivative Liabilities - Schedule of Other Debts – Non-Current (Details) - CNY (¥) ¥ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Long Term Debt [Line Items]
Other debts, non-current		¥ 43,941	¥ 102,827
Loan from Chong Li [Member]
Schedule of Other Long Term Debt [Line Items]
Other debts, non-current	[1]	10,000	73,981
Loan for Yoken Series A-1 Warrant [Member]
Schedule of Other Long Term Debt [Line Items]
Other debts, non-current	[2]	32,441	27,346
Payable for investment [Member]
Schedule of Other Long Term Debt [Line Items]
Other debts, non-current		¥ 1,500	¥ 1,500

[1]	Loan from Chong Li Shanghai Guangcheng signed loan agreement with Chong Li in March 2020 (“Loan from Chong Li”). The loan was interest-free with a principal amount of RMB128 million. The term is 5 years and can be extended if agreed by both Chong Li and Shanghai Guangcheng. The Company accounted for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. During the years ended March 31, 2023 and 2024, the Company repaid the principal of Loan from Chong Li of RMB36.4 million and RMB6.8 million, respectively. For the years ended March 31, 2023 and 2024, the Company recorded interest expenses of RMB4.5 million and Nil, respectively. The Company issued preferred shares to be settled by Superb Origin International Limited (“Superb Origin”, Chong Li is the 100% equity owner of Superb Origin) after Shanghai Guangcheng repaid the Loan from Chong Li. The Company recorded a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the preferred shares not yet received from Superb Origin. After the completion of the IPO in October 2020, preferred shares were automatically converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ equity (Note 22). In September 2023, Shanghai Guangcheng entered into a debt waiver agreement with Chong Li, which provided that Chong Li waivered RMB75.28 million of the borrowings payable not yet paid by Shanghai Guangcheng. At the same time, the Company entered into a debt waiver agreement with Superb Origin, which provided that the Company would waive the outstanding investment amount of USD11.25 million payable by Superb Origin to it. Accordingly, the Company offset the waiver amount against “other debts” and “receivable for issuance of ordinary shares” accordingly. For the years ended March 31, 2024, the Company recorded an investment loss of RMB1.4million on this transaction (Note 17).
[2]	Yoken Series A-1 Warrant On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series A-1 SPA”). According to the Yoken Series A-1 SPA, Yoken will issue each investor a warrant (“Yoken Series A-1 Warrant”) to purchase certain quantity of Yoken’s Series A-1 Preferred Shares (“Yoken Series A-1 Preferred Shares”). As the consideration for each Yoken Series A-1 Warrant, the respective investor shall provide a loan (“Loan for Yoken Series A-1 Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series A-1 Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series A-1 Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series A-1 SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series A-1 Warrant was RMB18 million. On October 23, 2020, one of the investors terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series A-1 Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million. On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series A-1 Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series A-1 Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gains, net. The Company recognized the Yoken Series A-1 Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2023 and 2024, the carrying value of Yoken Series A-1 Warrant were RMB27.3 million and RMB32.4 million, respectively, and fair value of conversion feature were RMB7.9 million and RMB5.7 million, respectively.